SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives

Property and equipment is stated at cost, net of accumulated depreciation and amortization. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Computers	3 – 4 years
Molds	4 – 10 years
Equipment and furniture	10 – 17 years

Schedule of Accrued Warranty

The following table sets forth activity in the Company’s accrued warranty account for each of the years ended December 31, 2021, 2020 and 2019, respectively:

	2021	2020	2019
Balance at beginning of year	705	472	706
Cost incurred	(1,453)	(1,127)	(756)
Expense recognized	1,996	1,360	522
Balance at end of year	1,248	705	472